Stockholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Stockholders' Equity [Abstract]
Schedule of stock based compensation
	For the Three Months Ended June 30,		For Six Months Ended June 30,
	2017	2016	2017	2016
Research and development	$76,267	$103,537	$142,960	$174,744
General and administrative	122,184	106,118	470,004	158,557
Total	$198,451	$209,655	$612,964	$333,301

Schedule of stock option activity
			Weighted Average
	Stock Options		Exercise Price		Fair Value	Contractual	Aggregate
	Outstanding	Exercisable	Outstanding	Exercisable	Vested	Life (Years)	Intrinsic Value
Balance – December 31, 2016	4,652,497	1,908,883	$0.92	$0.41	$0.41	8.24	$-
Granted	1,031,000	100,000	2.40	2.40	6.25	6.25	-
Exercised	(16,250)	-	-	-	-	-	-
Cancelled	(153,750)	-	-	-	-	-	-
Balance – June 30, 2017	5,513,497	2,745,159	$0.98	$0.59	$0.59	6.73	$3,805,494

			Weighted Average
	Stock Options		Exercise Price		Fair Value	Contractual	Aggregate
	Outstanding	Exercisable	Outstanding	Exercisable	Vested	Life (Years)	Intrinsic Value
Balance – December 31, 2014	2,609,811	459,437	$0.38	$0.17	$0.17	9.57	$-
Granted	1,174,820	786,696	1.01	1.00	0.38	3.48	-
Exercised	(55,548)	(55,548)	-	-	-	-	-
Cancelled	(5,000)	-	-	-	-	-	-
Balance – December 31, 2015	3,724,083	1,963,948	$0.67	$0.34	$0.34	7.09	$-
Granted	1,696,000	-	1.50	-	-	6.25	-
Exercised	(741,100)	-	-	-	-	-	-
Cancelled	(26,486)	-	-	-	-	-	-
Balance – December 31, 2016	4,652,497	1,908,883	$0.92	$0.41	$0.41	8.24	$5,561,368

Schedule of stock options outstanding and exercisable
		Weighted	Weighted		Weighted
Exercise	Number	Average Remaining	Average	Number	Average
Price	Outstanding	Contractual Term	Exercise Price	Exercisable	Exercise Price

$0.05	72,876	4.76 years	$0.05	72,876	$0.05
$0.26	1,024,810	6.78 years	$0.26	978,507	$0.26
$0.73	1,475,687	7.38 years	$0.73	953,048	$0.73
$1.00	313,124	8.06 years	$1.00	166,457	$1.00
$1.10	10,000	8.53 years	$1.10	3,959	$1.10
$1.17	70,000	8.37 years	$1.17	31,875	$1.17
$1.22	125,000	8.60 years	$1.22	44,271	$1.22
$1.50	40,000	8.67 years	$1.50	13,333	$1.50
$1.55	1,456,000	8.69 years	$1.55	353,750	$1.55
$2.40	926,000	9.59 years	$2.40	127,083	$2.40
Totals	5,513,497			2,745,159

		Weighted	Weighted		Weighted
Exercise	Number	Average Remaining	Average	Number	Average
Price	Outstanding	Contractual Term	Exercise Price	Exercisable	Exercise Price

$0.05	72,876	5.25 years	$0.05	72,876	$0.05
$0.26	1,024,810	7.28 years	$0.26	919,296	$0.26
$0.73	1,475,687	7.87 years	$0.73	768,587	$0.73
$1.00	313,124	8.56 years	$1.00	126,457	$1.00
$1.10	10,000	9.02 years	$1.10	-	$1.10
$1.17	70,000	8.87 years	$1.17	21,667	$1.17
$1.22	190,000	9.10 years	$1.22	-	$1.22
$1.50	40,000	9.17 years	$1.50	-	$1.50
$1.55	1,456,000	9.19 years	$1.55	-	$1.55
Totals	4,652,497			1,908,883

Schedule of warrant activity
			Weighted Average
	Warrants		Exercise Price		Fair Value	Contractual	Aggregate
	Outstanding	Exercisable	Outstanding	Exercisable	Vested	Life (Years)	Intrinsic Value
Balance – December 31, 2014	933,617	933,617	$0.28	$0.28	$0.21	8.64	$-
Granted	7,002,774	7,002,774	2.00	2.00	0.43	1.52	-
Exercised	-	-	-	-	-	-	-
Cancelled	-	-	-	-	-	-	-
Balance – December 31, 2015	7,936,391	7,936,391	$1.80	$1.80	$0.41	1.80	$-
Granted	490,550	428,050	-	-	-	-	-
Exercised	(1,745,890)	(1,745,890)	-	-	-	-	-
Cancelled	-	-	-	-	-	-	-
Balance – December 31, 2016	6,681,051	6,618,551	$1.74	$1.74	$0.41	0.98	$2,516,058